Discontinued operations (Details) - EUR (€)		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of financial statements in relation to the discontinued operations
Purchase commitments		€ 347,873,000	€ 251,670,000	€ 222,033,000
Fee-for-service business (held for sale)
Summary of financial statements in relation to the discontinued operations
Total consideration received	€ (37,100,000)
Purchase Commitments Term	5 years	5 years
Purchase commitments	€ 27,000.0	€ 27,000,000.0